Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended		24 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2006	Feb. 13, 2015
Restricted Cash and Cash Equivalents, Noncurrent	$ 20,000	$ 0	$ 30,000
Noncontrolling Interest, Ownership Percentage by Parent		49.99%			49.99%
Money Market Funds Fair Value	2,000,190	187	390,981
Payments of Stock Issuance Costs		$ 1,149,000		$ 54,853
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,794,070	5,342,137	5,352,709
Equity Method Investment, Ownership Percentage		50.01%
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years
Equity Method Investment, Ownership Percentage		50.00%
Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years	7 years
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	1,262,651	1,262,651
Series B Preferred Stock [Member] | Noncontrolling Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		525,004	525,004
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	537,233	537,233
Series C Preferred Stock [Member] | Noncontrolling Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		187,183	187,183
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	2,145,810	2,145,810
Series D Preferred Stock [Member] | Noncontrolling Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		358,146	358,146